Available-For-Sale Marketable Securities (Contractual Maturities Of The Available-For-Sale Marketable Securities) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Available-for-sale Securities [Abstract]
2015	$ 1,802
2016	1,753
2017	4,040
2018	2,405
2019 and after	2,864
Total contractual maturities of the available for sale securities	$ 12,864